Right-of-use Assets, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets, Net
Beginning balance	$ 6,670,298	$ 7,604,567
Depreciation for the year	(1,204,089)	(1,157,014)
Ending balance	6,085,861	6,670,298
Cost
Right-of-use Assets, Net
Beginning balance	12,963,514	13,323,237
Additions	707,638	1,025,111
Retirements	(214,937)	(1,384,273)
Effect of translation	(2,545)	(561)
Ending balance	13,453,670	12,963,514
Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(6,293,216)	(5,718,670)
Depreciation for the year	(1,204,089)	(1,157,014)
Retirements	128,185	582,104
Effect of translation	1,311	364
Ending balance	(7,367,809)	(6,293,216)
Buildings
Right-of-use Assets, Net
Beginning balance	4,126,601	4,573,386
Ending balance	3,912,835	4,126,601
Buildings | Cost
Right-of-use Assets, Net
Beginning balance	5,939,460	6,289,224
Additions	516,674	797,811
Retirements	(187,862)	(1,147,014)
Effect of translation	(2,545)	(561)
Ending balance	6,265,727	5,939,460
Buildings | Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(1,812,859)	(1,715,838)
Depreciation for the year	(635,535)	(610,652)
Retirements	94,191	513,267
Effect of translation	1,311	364
Ending balance	(2,352,892)	(1,812,859)
Satellite Transponders
Right-of-use Assets, Net
Beginning balance	1,353,946	1,638,987
Ending balance	1,068,905	1,353,946
Satellite Transponders | Cost
Right-of-use Assets, Net
Beginning balance	4,275,619	4,275,619
Ending balance	4,275,619	4,275,619
Satellite Transponders | Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(2,921,673)	(2,636,632)
Depreciation for the year	(285,041)	(285,041)
Ending balance	(3,206,714)	(2,921,673)
Technical Equipment
Right-of-use Assets, Net
Beginning balance	842,814	878,797
Ending balance	828,644	842,814
Technical Equipment | Cost
Right-of-use Assets, Net
Beginning balance	2,098,782	1,999,573
Additions	131,422	99,209
Retirements	(28)
Ending balance	2,230,176	2,098,782
Technical Equipment | Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(1,255,968)	(1,120,776)
Depreciation for the year	(145,592)	(135,527)
Retirements	28	335
Ending balance	(1,401,532)	(1,255,968)
Computer Equipment
Right-of-use Assets, Net
Beginning balance	81,609	354,019
Ending balance	59,528	81,609
Computer Equipment | Cost
Right-of-use Assets, Net
Beginning balance	118,648	437,361
Additions	24,004	56,332
Retirements	(449)	(375,045)
Ending balance	142,203	118,648
Computer Equipment | Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(37,039)	(83,342)
Depreciation for the year	(45,663)	(35,986)
Retirements	27	82,289
Ending balance	(82,675)	(37,039)
Others
Right-of-use Assets, Net
Beginning balance	265,328	159,378
Ending balance	215,949	265,328
Others | Cost
Right-of-use Assets, Net
Beginning balance	531,005	321,460
Additions	35,538	71,759
Retirements	(26,598)	137,786
Ending balance	539,945	531,005
Others | Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(265,677)	(162,082)
Depreciation for the year	(92,258)	(89,808)
Retirements	33,939	(13,787)
Ending balance	$ (323,996)	$ (265,677)